Inventories (Tables)	12 Months Ended
Apr. 30, 2023
Classes of current inventories [abstract]
Summary of Detailed Information About Inventories	Inventories as at April 30, 2023 and 2022 consist of the following:

(in thousands)	2023 $	2022 $
Supplies and parts	1,344	1,418
Antibodies	206	197
Work in process	510	—
	2,060	1,615